Goodwill and Other Intangible Assets, Net (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Cost		$ 3,372	$ 3,372
Accumulated amortization		3,234	3,177
Amortized cost		$ 138	195
Brand name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		4 years 1 month 6 days
Cost		$ 670	670
Accumulated amortization		$ 670	670
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		2 years 6 months
Cost		$ 2,450	2,450
Accumulated amortization		$ 2,450	2,450
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	[1]	3 years
Cost	[1]	$ 111	111
Accumulated amortization		$ 74	37
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	[1]	7 years
Cost	[1]	$ 141	141
Accumulated amortization		$ 40	$ 20

[1]	See Note 3.